Inventory (Tables)	12 Months Ended
Dec. 31, 2019
Inventory Disclosure [Abstract]
Schedule of Inventory

As at December 31	2019	2018
Natural gas held in storage (a)	$359.0	$418.0
Materials and supplies	56.3	53.3
Renewable energy credits and emission compliance instruments	64.1	38.2
Natural gas liquids	26.2	6.4
	$505.6	$515.9

(a)	As at December 31, 2019, $214.3 million of the natural gas held in storage was held by rate-regulated utilities (2018 - $270.4 million).